Note 25 - Post-employment and other employee benefit commitments. Post-employment commitments. Defined Benefit Obligation (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Post-employment and other employee benefit commitments
Early retirement commitments	€ 1,793,000,000	€ 1,486,000,000	€ 1,247,000,000